Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
NOTES RECEIVABLE
Schedule of Notes Receivable

        The following tables show the notes receivable, accrued interest and unamortized discount on the Company's notes receivable as of March 31, 2019 and December 31, 2018.

	March 31, 2019
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide—current	$2,000	$—	$(383)	$1,617

Total Notes Receivable—current and non-current	$2,000	$—	$(383)	$1,617

	December 31, 2018
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide—current	$1,500	$45	$—	$1,545

Subtotal Notes Receivable—current	$1,500	$45	$—	$1,545

Non-current Assets
Notes receivable—Laramide—non-current	$2,000	$—	$(507)	$1,493

Subtotal Notes Receivable—non-current	$2,000	$—	$(507)	$1,493

Total Notes Receivable—current and non-current	$3,500	$45	$(507)	$3,038

The following tables show the notes receivable, accrued interest and unamortized discount on the Company’s notes receivable as of December 31, 2018 and December 31, 2017.

	December 31, 2018
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide – current	$1,500	$45	$-	$1,545
Subtotal Notes Receivable – current	$1,500	$45	$-	$1,545

Non-current Assets
Notes receivable – Laramide – non-current	$2,000	$-	$(507)	$1,493
Total Notes Receivable – current and non-current	$3,500	$45	$(507)	$3,038

	December 31, 2017
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide – current	$1,500	$250	$-	$1,750
Subtotal Notes Receivable – current	$1,500	$250	$-	$1,750

Non-current Assets
Notes receivable – Laramide – non-current	$3,500	$-	$(1,005)	$2,495
Notes receivable – Alabama Graphite Corp.	832	1	-	833
Subtotal Notes Receivable – non-current	$4,332	$1	$(1,005)	$3,328
Total Notes Receivable – current and non-current	$5,832	$251	$(1,005)	$5,078